Summary of Significant Accounting Policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) unit members	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current	$ 0	$ 5
Contract with Customer, Asset, Allowance for Credit Loss, Noncurrent	0	0
Impairment of Long-Lived Assets Held-for-use	0	0	$ 0
Derivative instruments designated as cash flow hedges	0	0	0
Income Tax Expense (Benefit)	0	$ 0	$ 0
Taxes, Difference in Bases, Amount	$ 5,800
Number of Reportable Segments | unit	1
Sabine Pass LNG Terminal [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Asset Retirement Obligation	$ 0
Customer Concentration Risk [Member] | SPA Customers [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
SPA, Term of Agreement	20 years
Concentration Risk, Number of Significant Customers | members	11
Maximum [Member] | Sabine Pass LNG Terminal [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property Lease Term	90 years